Note 10 - Significant Assumptions Relating to the Valuation of Stock Options (Details) - Employee Stock Option [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Minimum [Member]
Dividend Yield				0.00%
Expected Life (in years)				5 years 182 days
Expected Volatility				56.10%
Risk Free Interest Rate				1.79%
Dividend Yield	0.00%	0.00%	0.00%
Expected Life (in years)	5 years	5 years 219 days	7 years
Expected Volatility	83.40%	51.00%	72.90%
Risk Free Interest Rate	1.20%	1.47%	2.00%